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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment           [  ] Amendment Number: _____
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Kemper Capital Management, Inc.
Address: PO Box 119
         Galveston, TX 77553

13F File Number:  028-03507

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Diana Bartula
Title:     Vice President and Compliance Officer
Phone:

Signature, Place, and Date of Signing:

     /s/ Diana Bartula     Galveston, Texas     April 24, 2008
    ----------------------------------------------------------

Report Type (Check only one.):

[X]         13F HOLDINGS REPORT.

[ ]         13F NOTICE.

[ ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE ACT OF 1934.

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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:          52

Form 13F Information Table Value Total:    $110,052 thousands


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.                                Name


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Kempner Capital Management
FORM 13F
March 31, 2008
                                                                                                            Voting Authority
                                                                                                         ----------------------

                              Title of              Value      Shares/  Sh/   Put/  Invstmt    Other
Name of Issuer                 class    CUSIP     (x$1000)     Prn Amt  Prn   Call  Dscretn    Managers   Sole    Shared    None
--------------                 -----    -----     --------     -------  ---   ----  -------    --------   ----    ------    ----

AT&T Inc.                       COM    00206R102    4942     129037    SH            Sole               129037.0000
Alcoa Inc                       COM    013817101    1766      48970    SH            Sole                48970.0000
Allstate Corp.                  COM    020002101    3421      71175    SH            Sole                71175.0000
AmEagleOutfittersInc            COM    02553E106     803      45860    SH            Sole                45860.0000
American Intl Group             COM    026874107    2941      67997    SH            Sole                67997.0000
AnnalyCapMgmtIncREIT            COM    035710409    2922     190700    SH            Sole               190700.0000
Arkansas Best Corp              COM    040790107    3360     105450    SH            Sole               105450.0000
Bank of America Corp.           COM    060505104    4183     110333    SH            Sole               110333.0000
Best Buy Company Inc            COM    086516101    1328      32020    SH            Sole                32020.0000
Black Box Corporation           COM    091826107    1494      48440    SH            Sole                48440.0000
Caterpillar Inc                 COM    149123101    1312      16760    SH            Sole                16760.0000
Consolidated Edison, Inc        COM    209115104    2387      60115    SH            Sole                60115.0000
Cullen Frost Bankers            COM    229899109    4804      90576    SH            Sole                90576.0000
DiamondrockHspCoREIT            COM    252784301     366      28860    SH            Sole                28860.0000
Disney (Walt) Company           COM    254687106    1110      35360    SH            Sole                35360.0000
Dover Corporation               COM    260003108    3424      81945    SH            Sole                81945.0000
Dow Chemical Co                 COM    260543103    2193      59520    SH            Sole                59520.0000
Ener Conv Devices Inc           COM    292659109    1697      56766    SH            Sole                56766.0000
Ensco International             COM    26874Q100    3289      52518    SH            Sole                52518.0000
Enzo Biochem Inc.               COM    294100102     500      55001    SH            Sole                55001.0000
Exxon Mobil Corp.               COM    30231G102     315       3725    SH            Sole                 3725.0000
Gannett Company Inc             COM    364730101    2708      93225    SH            Sole                93225.0000
Genworth Financial Inc          COM    37247D106    1831      80880    SH            Sole                80880.0000
Home Depot Inc                  COM    437076102    2083      74480    SH            Sole                74480.0000
IBM Corporation                 COM    459200101    2637      22900    SH            Sole                22900.0000
JC Penney Co Inc                COM    708160106    3984     105660    SH            Sole               105660.0000
Johnson & Johnson               COM    478160104    1357      20925    SH            Sole                20925.0000
Lincoln National Corp.          COM    534187109    1128      21692    SH            Sole                21692.0000
Marsh & McLennan                COM    571748102    3627     148965    SH            Sole               148965.0000
PPG Industries Inc              COM    693506107    2124      35100    SH            Sole                35100.0000
Pfizer, Inc.                    COM    717081103    4509     215450    SH            Sole               215450.0000
Sara Lee Corporation            COM    803111103     739      52840    SH            Sole                52840.0000
Southern Union Co               COM    844030106    1351      58050    SH            Sole                58050.0000
Staples Inc                     COM    855030102    1153      52150    SH            Sole                52150.0000
Technitrol Inc                  COM    878555101    1061      45870    SH            Sole                45870.0000
Verizon Comm. Inc.              COM    92343V104    2243      61525    SH            Sole                61525.0000
Vulcan Materials Co             COM    929160109    2155      32460    SH            Sole                32460.0000
Washington Federal, Inc.        COM    938824109     491      21516    SH            Sole                21516.0000
Wyeth                           COM    983024100    1058      25340    SH            Sole                25340.0000
Barclays Plc ADR                       06738E204    3190      88125    SH            Sole                88125.0000
Canon Inc ADR                          138006309    1681      36262    SH            Sole                36262.0000
Ingersoll-Rand Co                      G4776G101    1082      24275    SH            Sole                24275.0000
Nippon Telgrph&Telphn                  654624105    4340     200200    SH            Sole               200200.0000
Nissan Motor Co Ltd                    654744408    2362     141605    SH            Sole               141605.0000
Nokia Corporation                      654902204    3061      96170    SH            Sole                96170.0000
RenaissanceRe HlgLtd                   G7496G103    2213      42630    SH            Sole                42630.0000
Royal DSM NV ADR                       780249108    2054     169692    SH            Sole               169692.0000
Teva PhrmaInd Ltd ADR                  881624209     913      19770    SH            Sole                19770.0000
XL Capital Ltd.                        G98255105    2626      88872    SH            Sole                88872.0000
Alliance Worldwide Privatizati         01879X103     365      19559    SH            Sole                19558.6030
MrgnStnly AsiaPacific Fd               61744U106     668      37000    SH            Sole                37000.0000
MrgnStnly India Invstmnt Fd            61745C105     701      18500    SH            Sole                18500.0000



REPORT SUMMARY                52 DATA RECORDS   110052                 0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

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